Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Cash Flows From Operating Activities
Net income	$ 424.0	$ 510.2	$ 512.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	216.2	185.0	172.6
Lease expense	32.9	26.9	23.4
Deferred income taxes	62.1	34.6	48.4
Stock-based compensation	23.0	28.2	15.7
Asbestos adjustments	137.6	151.7	37.0
Gain on sale of land	0.0	(2.0)	(12.7)
Non-cash restructuring expenses	38.2	20.1	0.0
Other, net	21.1	31.6	22.5
Changes in operating assets and liabilities:
Accounts and other receivables	(28.9)	(19.7)	32.1
Inventories	(15.7)	3.4	(70.8)
Operating lease assets and liabilities, net	(34.0)	(28.0)	(19.0)
Prepaid expenses and other assets	(40.6)	(21.5)	(12.3)
Insurance receivable - Asbestos	3.9	5.6	6.2
Accounts payable and accrued liabilities	18.3	47.4	(63.2)
Claims and handling costs paid - Asbestos	(114.4)	(116.0)	(107.9)
Income taxes payable	(2.7)	(4.9)	5.5
Other accrued liabilities	61.8	61.6	18.1
Net cash provided by operating activities	802.8	914.2	607.6
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(422.2)	(449.3)	(591.3)
Proceeds from sale of property, plant and equipment	0.4	4.2	14.1
Capitalized interest	(21.0)	(19.5)	(8.5)
Purchase of restricted investments - Asbestos	(183.1)	(144.2)	(180.1)
Proceeds from restricted investments - Asbestos	179.2	138.3	105.7
Net cash used in investing activities	(446.7)	(470.5)	(660.1)
Cash Flows From Financing Activities
Shares repurchased	(149.9)	(271.4)	(78.4)
Proceeds from term loan	0.0	300.0	0.0
Repayments of term loan	(7.5)	(1.9)	0.0
Proceeds from revolving credit facilities	0.0	95.0	450.0
Repayments of revolving credit facilities	0.0	(325.0)	(260.0)
Debt issuance costs	0.0	(1.2)	0.0
Proceeds from issuance of shares	0.0	0.4	0.2
Repayment of finance lease obligations	(1.2)	(1.1)	(1.5)
Dividends paid	0.0	0.0	(129.6)
Taxes paid related to net share settlement of equity awards	(7.3)	(4.9)	(6.1)
Net cash used in financing activities	(165.9)	(210.1)	(25.4)
Effects of exchange rate changes on cash and cash equivalents, restricted cash and restricted cash - Asbestos	(0.4)	(3.4)	(8.4)
Net increase (decrease) in cash and cash equivalents, restricted cash and restricted cash - Asbestos	189.8	230.2	(86.3)
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at beginning of period	415.8	185.6	271.9
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at end of period	605.6	415.8	185.6
Non-Cash Investing and Financing Activities
Capital expenditures incurred but not yet paid	41.3	75.0	34.7
Supplemental Disclosure of Cash Flow Activities
Cash paid for interest	63.6	41.8	41.0
Cash payment for income taxes, net	128.1	183.1	117.1
Cash paid to AICF	$ 99.2	$ 91.8	$ 109.6